REVENUE AND ACCOUNTS RECEIVABLE - Narrative - 10-K (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended				24 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Contract with customer, term	1 year		1 year		1 year
Employee retention tax credit							$ 18,656	$ 13,772	$ 32,428
Accrual for employee retention tax credit	$ 36,508		$ 36,508		$ 36,477	$ 17,119
Accrual for Social Security tax payment, under CARES Act							7,793		$ 7,793
Payment of Social Security tax deferral under CARES Acts						7,793
Provider Relief Fund Distributions CARES Act
Disaggregation of Revenue [Line Items]
Proceeds under relief fund distribution						$ 14,962	$ 5,654
Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Medicaid | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	38.10%	35.40%	38.40%	32.90%	37.60%	30.20%	35.10%
Medicare | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	37.50%	41.70%	36.60%	44.80%	38.60%	47.60%	43.70%
Managed Care, Private And Other | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	24.40%	22.90%	25.00%	22.30%	24.00%	22.00%	21.00%